Summary of Significant Accounting Policies - Major Customers & Vendors (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Revenue | Customer Concentration Risk | Customer One
Product Information [Line Items]
Concentration risk, percentage		13.00%	14.00%
Revenue | Customer Concentration Risk | Prime Contractors
Product Information [Line Items]
Concentration risk, percentage	12.00%	11.00%
Cost of Goods and Service | Vendor Concentration Risk | A4 Technologies - RCA Segment
Product Information [Line Items]
Concentration risk, percentage		17.00%